Goodwill and Inatangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Inatangible Assets [Abstract]
Schedule of Company’s Intangible Assets	Details of the Company’s Intangible assets:
	June 30,	December 31,
	2023	2022
	Unaudited	Audited
	USD in thousands

Technology	9,085	10,052
Customer relationship	5,050	5,492
Software license	1,299	1,366
Patent	75	75
Brand name	6,480	4,809
Goodwill	9,047	9,068
Intangible assets, net	31,036	30,862